REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of reservation rights and obligations

	12/31/2022	12/31/2021
Current Assets
Fuel consumption account - CCC (a)	615,540	583,863
Reimbursement of Fixed Assets in Progress (AIC)	211,950	184,985
	827,490	768,848

Non-Current Assets
Fuel consumption account - CCC (a)	2,170,928	5,569,712
Estimated losses CCC - ECL	(340,063)	(340,063)
Reimbursement of Fixed Assets in Progress (AIC)	294,042	397,737
	2,124,907	5,627,386

Total right of reimbursement	2,952,397	6,396,234

Current Liabilities
Negative deviation - Angra 2	—	22,259
PROINFA (c)	1,912,423	836,744
	1,912,423	859,003

Total reimbursement obligation	1,912,423	859,003

(a)	Fuel Consumption Account – CCC

Credits that represent the right to reimbursement of the Fuel Consumption Account, related to the costs of generating electricity in isolated systems, including costs related to the contracting of energy and power associated with own generation to serve the public electricity service, the charges and taxes of the electric sector and, also, the investments made. The Company records provisions on CCC reimbursement rights based on the expectation of receipt, considering the criteria for assessing the assurance inspections carried out by ANEEL.

Eletrobras and Eletronorte will receive the amounts in 60 monthly installments updated by the IPCA, with payments starting in January 2022. The variation in the year is due to the use of part of the credits to pay the obligations related to the new concession contracts.

(b)Reimbursement of Fixed Assets in Progress (AIC)

They refer to amounts receivable from fixed assets of distributors that were controlled by Eletrobras. The amounts will be received within 48 months and are updated by the SELIC or IPCA rate.

(c)PROINFA

Electricity trading operations under PROINFA generated a positive net balance of R$1,075,679 in the year ended December 31, 2022 (negative R$536,912 in the year ended December 31, 2021), with no effect on the Company’s net income for the year, and this amount is included in the item Reimbursement Obligations.

Schedule of movement of the right of reimbursement

Opening balance as of December 31, 2021 and 2020	6,396,234	5,588,131
Additions	200,139	701,264
Amortizations[1]	(3,791,877)	(42,492)
CDE Reimbursement	(67,584)	(40,061)
Updates	215,485	827,345
ECL	—	(637,953)
Closing balance as of December 31, 2022 and 2021	2,952,397	6,396,234

¹ Of the total amortizations, the amount of R$2,906,499 refers to the use of inefficiency credits for the acquisition of new electricity generation concession contracts, pursuant to Law No. 14,182/2021. This transaction did not impact the Company’s cash.

Schedule of flow of receipt of the right of reimbursement at present value

12/31/2022
2023	822,277
2024	801,806
2025	667,946
2026	658,191
2027	2,177
2,952,397